Law Offices

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, Pennsylvania 19103-7098

Telephone: (215) 564-8000

Fax: (215) 564-8120

Joan Ohlbaum Swirsky

(215) 564-8015

jswirsky@stradley.com

1933 Act Rule 497(e)

1933 Act File No. 333-111986

1940 Act File No. 811-21475

July 13, 2012

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	RBC Funds Trust (the “Registrant”) SEC File Nos. 333-111986 and 811-21475 Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the Prospectus dated November 23, 2011, relating to the RBC Mid Cap Value Fund, RBC Small Cap Core Fund, and RBC Microcap Value Fund, series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on June 29, 2012 (Accession Number: 0000897101-12-001118).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Joan Ohlbaum Swirsky
Joan Ohlbaum Swirsky